Summary of Selected Significant Accounting Polices (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Selected Significant Accounting Policies [Abstract]
Finished goods	$ 39,353	$ 38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$ 46,890	$ 43,744